Assets Held for Sale (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Assets Held for Sale [Abstract]
Schedule of Assets Held for Sale	The components of assets held for sale were as follows:
As at	September 30, 2024	March 31, 2024

Vehicles	$623,046	$629,908
Total assets held for sale	$623,046	$629,908
The components of assets held for sale were as follows:
(In USD)
As at	March 31, 2024	March 31, 2023

Vehicles	$629,908	$923,176
Total assets held for sale	629,908	923,176